Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 10, 2011
Registrant Name	dei_EntityRegistrantName	Academy Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001415726
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 09, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 10, 2011
Innovator Matrix Income(R) Fund (Prospectus Summary) | Innovator Matrix Income(R) Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IMIFX